Condensed Combined and Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019
Cash flows from operating activities:
Net loss	$ (34,185,142)	$ (34,540,974)	$ (10,718,364)	$ (28,599,424)
Adjustments to reconcile net loss to net cash used in operating activities:
Share-based compensation expense	453,122	3,709,452	838,074	1,308,264
Depreciation expense		9,795		10,240
Unrealized currency translation adjustment	160,980	(344,135)	140,527	184,533
Loss on disposal of property and equipment		13,307
Write-off of deferred offering costs		1,397,743
Other		(38,356)
Changes in operating assets and liabilities:
Prepaid expenses	(113,170)	2,119,194	(874,830)	(2,518,874)
Income tax receivable		44,049		(48,876)
Value-added tax receivable		(8,131)		(2,912,809)
Accounts payable	1,135,865	962,710	(698,173)	(928,341)
Accrued expenses	474,020	663,870	2,803,246	4,911,690
Due to Roivant Sciences Ltd.		111,170		46,020
Income tax payable		10,786
Net cash used in operating activities	(32,074,325)	(25,889,520)	(8,509,520)	(28,547,577)
Cash flows from investing activities:
Purchases of property and equipment		(8,319)		(51,812)
Net cash used in investing activities		(8,319)		(51,812)
Cash flows from financing activities:
Capital contributions		551,027	8,492,469	16,130,948
Net parent investment	32,074,325		5,063,967	5,063,967
Payment of deferred offering costs		(554,128)
Net proceeds from issuance of common shares				14,910,760
Proceeds from convertible promissory notes payable		35,000,000
Payment of deferred initial public offering costs				(521,197)
Repayment of convertible promissory notes payable		(2,500,000)
Settlement of common shares subscribed		750
Net cash provided by financing activities	$ 32,074,325	37,904,399	13,556,436	35,584,478
Net change in cash		12,006,560	5,046,916	6,985,089
Cash - beginning of period		6,985,089
Cash - end of period		18,991,649	5,046,916	6,985,089
Non-cash investing and financing activities:
Purchase of property and equipment in accounts payable		6,002	31,710
Purchase of property and equipment in amounts due to Roivant Sciences Ltd.				12,536
Reclassification of net parent investment to accumulated deficit			$ 606,833	606,833
Deferred offering costs in accrued expenses		1,177,929
Common share issuance costs in accrued expenses				165,000
Deferred initial public offering costs in accrued expenses				673,856
Supplementary disclosure of cash paid:
Income taxes				67,500
Roivant Sciences Ltd. (RSL) [Member]
Cash flows from financing activities:
Capital contributions				$ 13,900,550
Proceeds from convertible promissory notes payable		7,906,750
Repayment of convertible promissory notes payable		$ (2,500,000)